UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
72.46% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000	11/01/2025	Aaa/AAA*/AAA@	$100,000	$102,755
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,156
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	102,533
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	478,575
AL State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	115,100
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	52,734
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,066
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	51,866
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	175,790
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	135,771
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	206,398
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aaa/AAA*/AAA@	260,000	274,487
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aaa/AAA*	295,000	313,674
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	108,179
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	103,959
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,244
Birmingham AL Waterworks & Sewer Revenue Warrants - Series A	5.000	01/01/2023	Aaa/AAA*	125,000	133,030
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	103,788
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	202,900
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	266,215
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	267,792
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	201,220
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	58,498
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	476,528
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/AAA@	100,000	102,943
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	Aaa	200,000	210,320
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,503
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	204,106
Huntsville AL Health Care Authority - Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	143,053
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	Aaa/AAA*	100,000	105,408
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	213,234
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	21,106
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	159,728
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*/AAA@	50,000	53,300
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	06/01/2026	Aaa/AAA*/AAA@	75,000	79,734
Jefferson County AL Public Building Authority Lease Revenue	5.000	04/01/2026	Aaa/AAA*	150,000	159,033
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	52,353
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	31,066
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	105,526
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	78,467
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	290,670
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	26,193
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*/AAA@	150,000	154,316
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	376,527
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	36,963
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	52,571
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	264,210
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aaa	100,000	104,686
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	256,310
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	152,867
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	50,557
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aaa/AAA*	300,000	317,094
Talladega County AL Industrial Development Revenue Bond	4.700	01/01/2022	Aaa/AAA@	100,000	104,079
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	88,414
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	71,448
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	53,229
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aaa/AAA@	370,000	392,966
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA@	150,000	164,417

					8,685,649
GENERAL OBLIGATION BONDS
12.46% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	31,109
AL State - Series A	5.000	06/01/2020	Aa3/AA*	100,000	103,788
AL State - Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,865
AL State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	103,590

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	52,601
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	16,040
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	153,830
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	228,758
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	105,930
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	50,000	51,910
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	614,962

					1,493,382
PREREFUNDED BONDS
6.13% of Net Assets
Birmingham AL Referral Warrants - Series A	5.250	05/01/2018	Aa3/AA*/AA-@	300,000	322,500
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*/AAA@	125,000	133,146
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,609
Huntsville AL Health Care Authority - Series A	5.400	06/01/2022	Aaa/AAA*/AAA@	50,000	54,784
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	31,913
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	Aaa/AAA*	85,000	87,050
Northwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	36,553
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,734
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,451
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,727
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	26,491

					734,958
PUBLIC FACILITIES REVENUE BONDS
1.77% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	201,223
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,395

					211,619
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.06% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	126,628

					126,628
MUNICIPAL UTILITIES
1.02% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,649
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	101,461

					122,110
INDUSTRIAL REVENUE BONDS
.88% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	79,237
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,364

					105,601
HOSPITALS AND HEALTHCARE
.69% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,361
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	30,812

					82,173

Total Investments (cost $11,324,041)(See (a) below for further explanation) 96.47 % of Net Assets					$11,562,119

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc. NR Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$252,377
Unrealized depreciation	(14,299)

Net unrealized depreciation	$238,078

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
69.62% of Net Assets
Ballard County KY School District Finance Corporation	5.00	06/01/2020	Aaa/AAA@	$1,240,000	$1,317,351
Bardstown KY Combined Utilities Revenue	5.00	12/01/2017	Aaa/AAA@	1,290,000	1,352,823
Bardstown KY Combined Utilities Revenue	5.00	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,580,366
Barren County KY School District Finance Corporation	4.75	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,218,025
Boone County KY Pollution Control Revenue - Dayton Power	4.70	01/01/2028	Aaa/AAA*/AAA@	8,595,000	8,855,257
Boone County KY School District Finance Corporation	5.00	05/01/2023	Aaa/AAA*	4,070,000	4,318,840
Boone County KY School District Finance Corporation	5.00	05/01/2024	Aaa/AAA*	4,265,000	4,512,242
Boone County KY Water - Florence	5.00	12/01/2015	Aaa/AAA*	1,000,000	1,057,480
Boone-Florence KY Water Supply System Revenue	5.00	12/01/2017	Aaa/AAA*	1,805,000	1,902,398
Boone-Florence KY Water Supply System Revenue	5.00	12/01/2018	Aaa/AAA*	1,900,000	1,999,199
Boone-Florence KY Water Supply System Revenue	5.00	12/01/2020	Aaa/AAA*	2,100,000	2,206,890
Bullitt County KY School District Finance Corporation	4.75	07/01/2022	Aaa/AAA@	2,440,000	2,546,238
Bullitt County KY School District Finance Corporation	4.50	10/01/2024	Aaa/AAA@	2,720,000	2,782,587
Campbell & Kenton Counties Sanitation District Number 1	5.00	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,053,950
Campbell County KY School District Finance Corporation	4.50	08/01/2023	Aaa/AAA@	980,000	1,002,462
Carter County KY Detention Center	5.13	05/01/2029	Aaa/AAA*	960,000	1,012,560
Eastern Kentucky University Consolidated Educational Building	5.00	05/01/2021	Aaa/AAA*	1,580,000	1,674,595
Fayette County KY School District Finance Corporation	5.25	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,424,842
Fayette County KY School District Finance Corporation	5.00	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,434,694
Fayette County KY School District Finance Corporation	5.00	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,797,135
Fayette County KY School District Finance Corporation	4.50	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,176,629
Greater KY Housing Assistance Corporation-Chenowith Woods	6.10	01/01/2024	Aaa/AAA*/AAA@	780,000	780,601
Greater KY Housing Assistance Corporation-Northside Apts	6.20	02/01/2025	AAA*	3,340,000	3,343,140
Greater KY Housing Assistance Corporation Mortgage Revenue	5.45	05/20/2027	Aaa	1,245,000	1,307,785
Jefferson County KY Health Facilities - Jewish Hospital	5.65	01/01/2017	Aaa/AAA*	3,450,000	3,520,932
Jefferson County KY Health Facilities - Jewish Hospital	5.70	01/01/2021	Aaa/AAA*	4,520,000	4,613,112
Jefferson County KY Health Facilities University Medical Center	5.50	07/01/2017	Aaa/AAA*	8,675,000	8,801,048
Jefferson County KY School District Finance Corporation	4.75	12/01/2026	Aaa/AAA*	3,770,000	3,911,903
Jefferson County KY School District Finance Corporation	5.25	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,039,490
Jefferson County KY School District Finance Corporation	5.25	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,086,920
Jefferson County KY School District Finance Corporation	4.50	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,547,250
Jefferson County KY School District Finance Corporation	4.63	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,764,937
Jefferson County KY School District Finance Corporation	5.00	07/01/2026	Aaa/AAA*	5,025,000	5,373,986
Jefferson County KY Health Facilities - Alliant Health	5.13	10/01/2017	Aaa/AAA*/AAA@	2,940,000	2,993,802
Jefferson County KY Capital Projects Corporation Revenue	5.38	06/01/2018	Aaa/AAA*/AAA@	1,500,000	1,534,560
Kenton County KY School District Finance Corporation	5.00	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,300,165
Kenton County KY School District Finance Corporation	5.00	06/01/2023	Aaa/AAA@	4,465,000	4,734,954
Kenton County KY School District Finance Corporation	5.00	06/01/2024	Aaa/AAA@	4,665,000	4,944,060
KY Asset Liability Commission General Fund	5.00	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,139,780
KY Asset Liability Commission Project Notes	5.00	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,967,472
KY Asset Liability Commission General Fund	5.00	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,261,671
KY Asset Liability Commission	5.00	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,062,080
KY Asset Liability Project Notes	5.00	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,462,660
KY Asset Liability Commission University of KY Project Note	5.00	10/01/2023	Aaa/AAA*	8,075,000	8,634,113
KY Asset Liability Commission University of KY Project Note	5.00	10/01/2024	Aaa/AAA*	7,405,000	7,923,276
KY Asset Liability Commission University of KY Project Note	5.00	10/01/2025	Aaa/AAA*	3,700,000	3,956,188
KY Economic Development Finance Authority-Ashland Hospital	5.00	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,540,170
KY Development Finance Authority-St Claire Medical	5.88	09/01/2013	AAA*	2,000,000	2,000,640
KY Development Finance Authority-St Claire Medical	5.63	09/01/2021	AAA*	2,500,000	2,500,700
KY Development Finance Authority-Methodist Hospital	5.63	02/01/2017	AAA*	6,500,000	6,627,010
KY Development Finance Authority-Appalachian Regional	5.85	10/01/2017	A*	1,000,000	1,033,620
KY Housing Corporation	4.75	07/01/2017	Aaa/AAA*	1,335,000	1,363,476
KY Housing Corporation	4.65	07/01/2023	Aaa/AAA*	3,595,000	3,639,866
KY Housing Corporation	4.40	01/01/2017	Aaa/AAA*	1,000,000	1,013,040
KY Housing Corporation	4.85	01/01/2024	Aaa/AAA*	2,000,000	2,049,700
KY State Property & Building #73	5.00	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,054,700
KY State Property & Building #76	5.50	08/01/2021	Aaa/AAA/AAA	500,000	577,635
KY State Property & Building #83	5.00	10/01/2013	Aaa/AAA*/AAA@	610,000	655,457
KY State Property & Building #83	5.00	10/01/2017	Aaa/AAA*/AAA@	5,000,000	5,456,750
KY State Property & Building #83	5.00	10/01/2018	Aaa/AAA*/AAA@	17,750,000	19,408,028
KY State Property & Building #83	5.25	10/01/2020	Aaa/AAA*/AAA@	24,220,000	27,247,016
KY State Property & Building #73	5.50	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,085,330
KY State Property & Building #73	5.00	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,434,392
KY State Property & Building #73	5.00	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,439,721
KY State Property & Building #84	5.00	08/01/2019	Aaa/AAA*/AAA@	10,000,000	10,945,300
KY State Property & Building #84	5.00	08/01/2022	Aaa/AAA*/AAA@	17,500,000	19,342,050
KY State Property & Building #85	5.00	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,172,992
KY State Property & Building #85	5.00	08/01/2022	Aaa/AAA*/AAA@	8,200,000	8,746,038
KY State Property & Building #85	5.00	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,332,375
KY State Property & Building #85	5.00	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,204,932

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #85	5.00	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,343,850
KY State Property & Building #79	4.75	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,118,980
KY State Property & Building #80	5.25	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,288,743
KY State Property & Building #80	5.25	05/01/2020	Aaa/AAA*/AAA@	1,000,000	1,123,090
KY State Property & Building #81	5.00	11/01/2017	Aaa/AAA*/AAA@	2,060,000	2,201,522
KY State Property & Building #81	5.00	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,830,940
KY State Property & Building #81	5.00	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,543,126
KY State Property & Building #81	5.00	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,789,620
KY State Property & Building #81	5.00	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,148,429
KY State Turnpike Economic Development	5.15	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,048,090
KY State Turnpike Economic Development	5.00	07/01/2023	Aaa/AAA*/AAA@	4,325,000	4,613,651
KY State Turnpike Economic Development	5.00	07/01/2024	Aaa/AAA*/AAA@	3,770,000	4,016,143
KY State Turnpike Economic Development	5.00	07/01/2025	Aaa/AAA*/AAA@	2,000,000	2,136,380
KY State Turnpike Economic Development	5.00	07/01/2026	Aaa/AAA@/AAA*	4,720,000	5,044,075
KY State Property & Building #87	5.00	03/01/2025	Aaa/AAA*/AAA@	4,000,000	4,290,840
Laurel County KY School District Finance Corporation	4.63	08/01/2026	Aaa/AAA@	3,150,000	3,235,176
Letcher County KY School District Finance Corporation	5.00	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,866,723
Letcher County KY School District Finance Corporation	5.00	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	2,042,982
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,555,475
Louisville & Jefferson County KY Metropolitan Sewer	4.75	05/15/2028	Aaa/AAA*/AAA@	10,425,000	10,595,553
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2022	Aaa/AAA*/AAA@	2,855,000	3,045,114
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,184,858
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,346,017
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,494,419
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,311,600
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2025	Aaa/AAA*	3,270,000	3,497,134
Louisville & Jefferson County KY Metropolitan Sewer	5.00	05/15/2026	Aaa/AAA*	3,230,000	3,451,804
Louisville & Jefferson County KY Regional Airport Authority	5.50	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,849,904
Louisville & Jefferson County KY Visitors & Convention Center	4.50	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,396,417
Louisville & Jefferson County KY Visitors & Convention Center	4.50	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,300,805
Louisville & Jefferson County KY Visitors & Convention Center	4.60	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,536,026
Louisville & Jefferson County KY Student Housing	5.00	06/01/2025	AAA*	2,030,000	2,161,422
Louisville KY General Obligation - Series A	5.00	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,577,417
Louisville KY Health Care Facilities	6.65	12/20/2030	Aaa	4,917,000	5,502,271
Louisville KY Parking Authority-River City First Mortgage	5.00	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,019,830
Madison County KY School District Finance Corporation	4.50	04/01/2016	Aaa/AAA*/AAA@	695,000	718,616
Marshall County KY School District Finance Corporation	5.00	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,489,124
McCracken County KY School District Finance Corporation	4.65	07/01/2019	Aaa/AAA@	1,655,000	1,711,767
McCracken County KY School District Finance Corporation	4.70	07/01/2020	Aaa/AAA@	1,725,000	1,782,425
McCracken County KY School District Finance Corportion	5.00	07/01/2022	Aaa/AAA@	4,000,000	4,179,840
McCreary County KY Courthouse & Public Square Corporation	5.40	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,638,009
Nelson County KY School District Finance Corporation	4.50	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,152,024
Nelson County KY School District Finance Corporation	4.50	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,551,167
Northern KY University Certificate of Participation	4.90	12/01/2021	Aaa/AAA*	2,725,000	2,842,529
Northern KY University Certificate of Participation	5.00	12/01/2024	Aaa/AAA*	2,000,000	2,092,180
Northern KY Water District	4.75	02/01/2019	Aaa/AAA*	1,000,000	1,032,180
Northern KY Water District	5.00	02/01/2020	Aaa/AAA@	3,080,000	3,237,542
Northern KY Water District	5.00	02/01/2021	Aaa/AAA@	2,635,000	2,769,780
Northern KY Water District	4.00	02/01/2019	Aaa	1,275,000	1,268,995
Northern KY Water District	4.13	02/01/2020	Aaa	1,325,000	1,329,704
Northern KY Water District	4.13	02/01/2021	Aaa	1,380,000	1,374,880
Northern KY Water District	4.50	02/01/2022	Aaa	1,385,000	1,417,963
Northern KY Water District	4.50	02/01/2024	Aaa	1,035,000	1,056,342
Pike County KY Mortgage Revenue-Phelps Regional Health	5.35	09/20/2012	AAA*	145,000	149,054
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.65	01/20/2019	AAA*	3,110,000	3,190,829
Shelby County KY School District Finance Corporation	5.00	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,929,418
Shelbyville KY Certificate of Participation	5.15	07/01/2018	Aaa/AAA@	4,165,000	4,309,234
Spencer County KY School District Finance Corporation	5.00	07/01/2023	Aaa/AAA@	1,000,000	1,058,480
Taylor County Detention Facility	4.75	09/01/2027	Aaa	2,110,000	2,186,129
Warren County KY Hospital Facility Revenue	4.63	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,529,925
Warren County KY Hospital Facility Revenue	5.00	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,022,710
Warren County KY Hospital Facility Revenue	5.00	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,020,530

					494,653,185
LEASE REVENUE BONDS
8.27% of Net Assets
Boone County KY School District Finance Corporation	5.00	08/01/2019	Aa3	1,040,000	1,094,402
Boone County KY School District Finance Corporation	5.00	02/01/2022	Aa3	3,000,000	3,159,390
Bullitt County KY School District Finance Corporation	5.00	07/01/2021	Aa3	1,000,000	1,054,770
Christian County KY Public Courthouse Lease Revenue	5.13	08/01/2017	Aa3	1,090,000	1,146,353
Christian County KY Public Courthouse Lease Revenue	5.13	08/01/2018	Aa3	1,145,000	1,203,406
Covington Independent School District Finance Corporation	5.25	06/01/2019	Aa3	1,225,000	1,274,698
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.50	07/01/2012	Baa1	1,950,000	1,913,184

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
Davies County KY School District Finance Corporation	5.00	06/01/2021	Aa3	1,155,000	1,225,571
Green County KY School District Finance Corporation	5.00	04/01/2021	Aa3	1,085,000	1,132,382
Greenup County KY School District Finance Corporation	4.65	03/01/2021	Aa3	1,650,000	1,716,132
Hopkins County KY School District Finance Corporation	5.13	06/01/2019	Aa3	4,120,000	4,368,560
KY Area Development Districts Financing Lease - Ewing ^	5.70	06/01/2015	AA*	1,500,000	1,599,255
KY Area Development Districts Financing Lease - Ewing ^	5.60	06/01/2022	AA*	1,055,000	1,116,507
KY Area Development Districts Financing Lease - Ewing ^	5.35	12/01/2022	AA*	2,560,000	2,697,498
KY Area Development Districts Financing Lease - Ewing ^	5.40	12/01/2021	AA*	710,000	756,406
KY Area Development Districts Financing Lease - Ewing ^	5.40	12/01/2021	AA*	1,095,000	1,160,470
KY Area Development Districts Financing Lease - Ewing ^	4.70	06/01/2024	AA*	2,625,000	2,695,534
KY Interlocal Transportation Equipment Lease Revenue	6.00	12/01/2020	Aa3/A+*	400,000	403,656
KY Infrastructure Authority - Series A	5.00	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,042,290
KY Infrasturcture Authority - Series E	5.00	06/01/2017	Aa3/AA-*	1,035,000	1,059,043
KY State Property & Building #68	5.25	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,580,040
KY State Property & Building #68	5.00	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,709,770
KY State Property & Building #73	5.50	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,605,690
Martin County KY School District Finance Corporation	5.38	09/01/2020	Aa3	1,100,000	1,163,976
Montgomery County KY School District Finance Corporation	4.38	04/01/2023	Aa3	3,105,000	3,122,078
Oldham County KY School District Finance Corporation	5.00	12/01/2021	Aa3	2,090,000	2,211,053
Pendleton County KY Multi-County Lease Revenue ^^	6.40	03/01/2019	A*	3,000,000	3,485,070
Pendleton County KY School District Finance Corporation	5.13	06/01/2019	Aa3	1,140,000	1,196,282
Pike County School District Finance Corporation	5.00	09/01/2016	Aa3	1,850,000	1,934,934
Pike County KY School District Finance Corporation	5.10	09/01/2020	Aa3	1,000,000	1,046,790
Scott County KY School District	5.00	03/01/2021	Aa3	1,240,000	1,309,589
Trigg County KY School District Finance Corporation	4.60	04/01/2018	Aa3	1,700,000	1,737,791
Whitley County KY School Finance	4.80	02/01/2021	Aa3	800,000	830,512

					58,753,079
PREREFUNDED BONDS
7.17% of Net Assets
Boone County KY School District Finance Corporation	5.50	09/01/2019	Aa3	1,860,000	1,957,743
Boone County KY School District Finance Corporation	5.75	02/01/2020	Aa3	1,200,000	1,278,732
Georgetown College Project - Series A	6.00	11/15/2016	A*	1,000,000	1,085,710
Georgetown College Project - Series A	6.25	11/15/2020	A*	4,000,000	4,376,440
Jefferson County KY College Project Bellarmine College	5.25	05/01/2019	Baa2	2,000,000	2,079,320
KY Economic Development Finance Authority - Catholic Health	5.50	09/01/2014	Aa2/AA*/AA@	1,375,000	1,475,581
KY Development Finance Authority-South Central Nursing	6.00	07/01/2027	Aaa/AAA*/AAA@	1,905,000	1,998,536
KY Development Finance Authority-Catholic Health	5.00	12/01/2018	Aa2/AA*/AA@	6,950,000	7,133,202
KY Development Finance Authority - Catholic Health	5.75	12/01/2015	Aa2/AA*/AA@	2,000,000	2,148,560
KY Development Finance Authority -Catholic Health	5.25	09/01/2021	Aa2/AA*/AA@	2,000,000	2,126,100
KY State Property & Building #67	5.13	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,046,330
KY State Property & Building #67	5.13	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,048,290
KY State Property & Building #77	5.25	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,238,918
Knox County General Obligation	5.63	06/01/2036	AAA*/AAA@	2,490,000	2,830,707
Laurel County KY School District School Building Revenue	5.75	06/01/2020	Aa3	1,250,000	1,351,288
Lexington Fayette Urban County Government Public Facilities	5.13	10/01/2015	AAa/AAA*	1,770,000	1,838,163
Lexington Fayette Urban County Government Public Facilities	5.13	10/01/2017	Aaa/AAA*	1,830,000	1,900,473
Lexington Fayette Urban County Government Public Facilities	5.13	10/01/2018	Aaa/AAA*	2,135,000	2,217,219
Lexington Fayette Urban County Government Public Facilities	5.13	10/01/2019	Aaa/AAA*	2,415,000	2,508,002
Lexington Fayette Urban County Government General Obligation	4.75	05/01/2020	Aa2/AA+*	1,000,000	1,032,160
Lexington Fayette Urban County Government Detention Center	4.75	05/01/2018	Aa2/AA+*	3,120,000	3,220,339
Oldham County KY Public Facilities Construction Corporation	5.25	06/01/2017	A+*	1,060,000	1,084,030
Richmond KY Court Facilities Corporation Revenue	5.25	02/01/2019	Aa3	1,035,000	1,061,651
University of Kentucky Housing and Dining	4.40	06/01/2017	Aaa/AAA@	2,815,000	2,917,945

					50,955,437
ESCROWED TO MATURITY BONDS
6.21% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.70	11/01/2009	Ba1	1,000,000	1,051,120
Danville KY Multi-City Lease Revenue-Hopkinsville	6.88	06/01/2012	Baa1	1,725,000	1,851,149
Jefferson County KY Health Facilities - Alliant Health	5.13	10/01/2018	Aaa/AAA*/AAA@	33,000,000	33,920,040
Jefferson County KY Health Facilities - Alliant Health	5.13	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,071,134
KY Development Finance Authority-Norton Health	6.13	10/01/2010	A-@	2,170,000	2,253,523

					44,146,967
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.81% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.70	01/01/2011	A1/AA-*	1,200,000	1,224,480
KY Development Finance Authority - Green River	6.00	11/01/2010	Aaa	1,000,000	1,020,620
KY Development Finance Authority Hospital-Appalachian Regional	5.85	10/01/2017	BB-*/BB+@	1,000,000	1,020,640
KY Development Finance Authority-Norton Health	6.13	10/01/2010	A-@	3,995,000	4,145,931
KY Development Finance Authority-Catholic Health	5.13	10/01/2021	A1/AA*/AA-@	1,000,000	1,049,240
Madison County KY Industrial Building Revenue - McCready Manor	5.50	06/01/2020	AA-*	1,785,000	1,873,911
Pike County KY Mortgage Revenue-Phelps Regional Health	5.65	09/20/2027	AAA*	2,435,000	2,507,173

					12,841,995

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
1.77% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.38	02/01/2020	AA-*	1,140,000	1,221,510
Louisville & Jefferson County KY Waterworks & Water System	5.00	11/15/2031	Aa1/AA+*	10,695,000	11,357,448

					12,578,958
GENERAL OBLIGATION BONDS
1.56% of Net Assets
Bowling Green KY General Obligation	5.30	06/01/2018	Aa3	1,000,000	1,053,830
Bowling Green KY General Obligation	4.60	06/01/2018	Aa2	1,290,000	1,334,286
Hardin County KY General Obligation	5.13	06/01/2019	A1	2,255,000	2,329,212
Jefferson County KY - Series A	4.90	12/01/2018	Aa2/AA*	1,605,000	1,671,270
KY State Property & Building #62	4.63	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,834,700
Louisville KY General Obligation	5.00	11/01/2019	Aa2/AA*	1,775,000	1,877,080

					11,100,378
PUBLIC FACILITIES REVENUE BONDS
.77% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.00	09/01/2019	Aa3	1,000,000	1,061,850
Boone County KY Public Property Corporation - Judicial Facilities	5.13	09/01/2022	Aa3	1,750,000	1,869,718
Calloway County KY Public Property Corporation-Courthouse	5.63	03/01/2018	A*	1,000,000	1,020,080
Danville KY Multi-City Lease Revenue-Mt Sterling	5.00	09/01/2011	NR	410,000	416,835
Florence KY Public Property Corporation Revenue	5.25	03/01/2017	A3	1,060,000	1,070,748

					5,439,231
VARIABLE RATE BONDS
.63% of Net Assets
Jefferson County KY Retirement Home	3.69	10/01/2019	NR-LOC 5/3	2,000,000	2,000,000
KY Economic Development Finance Authority Medical Center	3.64	02/01/2031	Aaa/AAA*/AAA@	2,500,000	2,500,000

					4,500,000
STATE AND LOCAL MORTGAGE REVENUE BONDS
.39% of Net Assets
Florence KY Housing Facility Revenue	6.30	08/15/2019	A/A*	2,615,000	2,749,306

					2,749,306
CERTIFICATES OF PARTICIPATION BONDS
.35% of Net Assets
Shelbyville KY Certificate of Participation	5.35	10/01/2013	NR	1,295,000	1,339,444
Shelbyville KY Certificate of Participation	5.45	10/01/2017	NR	1,130,000	1,162,578

					2,502,022
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.31% of Net Assets
Berea KY Educational Facilities Revenue	4.13	06/01/2022	Aaa	2,190,000	2,183,759

					2,183,759
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.01% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.00	07/01/2007	NR	90,000	90,198

					90,198
Total Investments (cost $687,167,691)(See (a) below for further explanation) - 98.87% of Net Assets					$702,494,516

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc. NR Not Rated

#	Bond ratings are unaudited.

^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at March 31, 2007.

^^	On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$17,730,051
Unrealized depreciation	(2,403,226)

Net unrealized appreciation	$15,326,825

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
53.22% of Net Assets
KY Economic Development Finance Authority Appalachian Hospital	5.50	10/01/2007	A*	$1,000,000	$1,006,940
KY Economic Development Finance Authority Appalachian Hospital	5.70	10/01/2010	A*	1,000,000	1,036,060
Boone-Florence Water Supply System Revenue	4.30	12/01/2011	Aaa/AAA@	505,000	517,640
Carrollton & Henderson Ky Public Energy Authority Gas	5.00	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,733,366
Eastern KY University Consolidated Education Building	4.30	05/01/2009	Aaa/AAA*/AAA@	500,000	507,160
Hardin County KY Hospital Revenue Refunding	3.50	10/01/2010	Aaa/AAA@	1,050,000	1,041,453
Jefferson County KY Health Facility University Medical Center	5.00	07/01/2008	Aaa/AAA*/AAA@	300,000	304,257
Jefferson County KY School District Finance Corporation	5.00	01/01/2009	Aaa/AAA*/AAA@	750,000	769,305
Jefferson County KY School District Finance Corporation	3.13	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,180,595
KY Asset Liability Project Notes	5.00	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,149,980
KY Asset Liability University of Kentucky Project Notes	5.00	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,356,213
KY State Property & Building #69	5.50	08/01/2008	Aaa/AAA*/AAA@	1,140,000	1,170,039
KY State Property & Building #69	5.00	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,674,707
KY State Property & Building #65	5.75	02/01/2009	Aaa/AAA*/AAA@	750,000	780,120
KY State Property & Building #82	5.25	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,202,920
KY State Property & Building #82	5.25	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,115,420
KY State Property & Building #74	5.38	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,064,999
KY State Property & Building #74	5.38	02/01/2009	Aaa/AAA*/AAA@	1,000,000	1,031,210
KY State Turnpike Authority Economic Development	5.50	07/01/2007	Aaa/AAA*/AAA@	3,000,000	3,016,440
KY State Turnpike Authority Economic Development	6.50	07/01/2007	Aaa/AAA*/AAA@	1,000,000	1,007,510
KY State Turnpike Authority Economic Development	5.00	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,800,144
Northern KY Water Services District Water District Revenue	4.75	02/01/2011	Aaa	1,025,000	1,045,890
University of KY Consolidated Education Building - Series S	3.50	05/01/2010	Aaa/AAA@	1,190,000	1,184,467
Warren County KY School District Finance Corporation	4.00	02/01/2015	Aaa	785,000	794,985
Warren County KY School District Finance Corporation	4.00	02/01/2016	Aaa	1,330,000	1,345,747

					34,837,566
LEASE REVENUE BONDS
21.40% of Net Assets
KY Area Development District Financing City of Ewing	5.10	06/01/2010	AA*	1,070,000	1,094,086
KY Infrastructure Authority Government Agency Program S:K	4.00	08/01/2010	AA*	1,000,000	1,010,230
KY Infractructure Authority - Series A	5.00	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,080,000
KY Infrastructure Authority	5.25	08/01/2013	AA*	1,185,000	1,286,436
KY State Property & Building #68	5.50	10/01/2007	Aa3/A+*/AA-@	1,000,000	1,009,580
KY State Property & Building #71	5.50	08/01/2008	Aa3/A+*/AA-@	10,000	10,241
KY State Property & Building #60	5.50	10/01/2008	Aa3/A+*/AA-@	500,000	515,250
KY State Property & Building #73	3.70	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,000,890
KY State Property & Building #73	5.25	11/01/2011	Aa3/A+*/AA-@	750,000	798,600
KY State Property & Building #73	5.25	11/01/2009	Aa3/A+*/AA-@	540,000	560,579
KY State Property & Building #73	5.25	11/01/2010	Aa3/A+*/AA-@	3,000,000	3,155,760
Laurel County KY School District Finance Corporation	4.60	03/01/2010	Aa3	1,000,000	1,024,930
Madison County KY School District Finance Corporation Revenue	3.50	05/01/2013	Aa3	470,000	461,888

					14,008,470
PREREFUNDED BONDS
6.69% of Net Assets
KY Economic Development Finance Authority Catholic Health	5.50	12/01/2010	Aa2/AA*/AA@	2,100,000	2,234,400
KY Economic Development Finance Authority Catholic Health	5.75	12/01/2015	Aa2/AA	2,000,000	2,144,200

					4,378,600
ESCROWED TO MATURITY BONDS
4.32% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.70	11/01/2009	Ba1	500,000	525,560
Jefferson County KY Capital Projects Corporation	6.38	12/01/2007	NR	1,500,000	1,527,795
KY Economic Development Finance Authority Norton Health	6.13	10/01/2010	A-@	310,000	321,932
KY State Property & Building #71	5.50	08/01/2008	Aaa/AAA*/AAA@	440,000	452,008

					2,827,295
GENERAL OBLIGATION BONDS
4.26% of Net Assets
Jefferson County KY General Obligation	5.50	08/15/2010	Aa2/AA*	2,635,000	2,788,357

					2,788,357
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.87% of Net Assets
KY Economic Development Finance Authority-Catholic Health	4.25	10/01/2009	A1/AA-*/AA-@	575,000	597,046

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
KY Economic Development Finance Authority-Catholic Health	4.50	10/01/2011	A1/AA-*/AA-@	255,000	257,713
KY Economic Development Finance Authority Norton Health	6.13	10/01/2010	A-@	1,000,000	1,024,970

					1,879,729
MUNICIPAL UTILITY REVENUE BONDS
2.11% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.30	07/01/2007	Baa1	355,000	353,662
Louisville KY Waterworks Board Water System Revenue	4.50	11/15/2010	Aa1/AA*	1,000,000	1,027,550

					1,381,212
CERTIFICATES OF PARTICIPATION BONDS
1.44% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.75	03/01/2015	Aa3	180,000	180,994
Shelbyville KY Certificate of Participation Refinancing	4.90	10/01/2007	NR	770,000	762,177

					943,170
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.15% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.00	07/01/2007	NR	95,000	95,209

					95,209

Total Investments (cost $62,609,760)(See (a) below for further explanation) - 96.46% of Net Assets					$63,139,607

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$669,056
Unrealized depreciation	(139,209)

Net unrealized depreciation	$529,847

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
74.77% of Net Assets
De Soto County MS School District	4.500	04/01/2016	Aaa/AAA*	$30,000	$31,052
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	79,246
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	25,000	25,926
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	104,620
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Aaa/AAA*/AAA@	320,000	336,275
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	120,000	138,402
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	101,296
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	78,452
MS Development Bank Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*/AAA@	10,000	10,124
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	30,653
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	52,054
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	104,836
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	42,072
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	52,251
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	101,534
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	AAA*/AAA@	325,000	346,993
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Aaa/AAA*/AAA@	100,000	105,060
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	AAA*	150,000	159,824
MS Development Bank Special Obligation Capital Projects^	5.875	07/01/2024	Aaa/AAA*/AAA@	55,000	60,447
MS Development Bank Special Obligation Capital Projects^	5.000	07/01/2024	Aaa/AAA*/AAA@	370,000	372,527
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	105,364
MS Home Corporation Single Family Mortgage Revenue - Series A-1	4.300	12/01/2022	Aaa	225,000	224,987
MS Home Corporation Housing Revenue - 8A	4.750	12/01/2018	A*	125,000	126,920
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	47,570
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	213,160
Ms Development Bank Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	25,991
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	79,956
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	371,270
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	98,388
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	31,087
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Aaa/AAA@	200,000	204,004
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	50,000	50,117
University Southern MS Education Building - Series A	5.000	03/01/2022	Aaa	100,000	106,663
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,180

					4,034,300
GENERAL OBLIGATION BONDS
13.25% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,981
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	21,216
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	145,568
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,705
MS State General Obligation - Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	112,215
MS State Refunding - Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	363,487
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,514

					714,685
PREREFUNDED BONDS
10.01% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	A*	35,000	36,876
MS Development Bank Special Obligation Madison County	5.250	06/01/2023	Aaa	50,000	54,295
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	54,295
MS Development Bank Special Obligation Southaven	6.200	03/01/2020	A*	10,000	10,478
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,497
MS Development Bank Special Obligation Natchez Convention	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	28,119
MS Development Bank Special Obligation Gulfport Combined Water & Sewer	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	11,001
MS Development Bank Special Obligation Bay St Louis	5.375	07/01/2014	A*	10,000	10,049
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,431
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,541
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*/AAA@	100,000	108,496
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	53,277
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	74,433
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,855
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,066

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	40,387
Walnut Grove MS Correctional Authority Certificate of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	15,000	16,166

					540,260
ESCROWED TO MATURITY BONDS
1.01% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/Aaa	25,000	27,051
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	27,592

					54,643

Total Investments (cost $5,253,842) (See (a) below for further explanation) - 99.04% of Net Assets					$5,343,888

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$122,445
Unrealized depreciation	(32,399)

Net unrealized depreciation	$90,046

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
66.78% of Net Assets
Burke County NC Certificate of Participation	5.000	04/01/2023	Aaa/AAA*	$1,000,000	$1,058,680
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA@	500,000	517,290
Charlotte NC Airport Revenue - Series A	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,077,310
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	514,940
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	259,318
Dare County NC Certificate of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	531,050
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AAA@	1,000,000	1,067,370
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AAA@	1,690,000	1,794,560
Greenville NC Housing Development Corporation	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,274
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,573,220
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,055,040
Iredell County NC Certificate of Participation Public Facilities	5.250	10/01/2020	Aaa/AAA@	1,000,000	1,079,860
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aaa/AAA*	1,000,000	1,062,650
Lee County NC Certificate of Participation	5.000	04/01/2025	Aaa/AAA*	550,000	586,097
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	102,453
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,146,497
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,052,210
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	620,442
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	652,869
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,110,080
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	150,255
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,020,630
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,173,320
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AAA@	1,000,000	1,064,810
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,068,900
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	519,840
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*/AAA@	350,000	358,470
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	512,950
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,310
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	51,012
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	80,794
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	510,200
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	721,707
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,057,870
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,048,130
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aaa/AAA*/AAA@	1,250,000	1,340,563
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aaa/AAA*	1,000,000	1,063,890
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	519,300
University of NC System Pool Revenue	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,062,430
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	AAA*/AAA@	1,000,000	1,084,860
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AAA*	580,000	616,795
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aaa/AAA*/AAA@	1,500,000	1,576,860
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa1/AAA*/AAA@	750,000	795,720
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	517,055

					35,818,880
CERTIFICATES OF PARTICIPATION BONDS
9.27% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	685,445
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,058,320
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,062,060
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,160
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	578,716
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,580,355

					4,970,055
PREREFUNDED BONDS
9.00% of Net Assets
Charlotte NC Certificate of Participation Convention Facility	5.500	12/01/2020	Aa2/AA+*	700,000	751,688
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,046,830
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	AA*/AA@	1,000,000	1,045,850
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*/AAA@	250,000	257,350
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/BBB+@	545,000	666,224
Pitt County NC Certificate of Participation School Facility	5.500	04/01/2020	Aaa/AAA*/AAA@	500,000	531,005
Randolph County NC Certificate of Participation	5.750	06/01/2022	Aaa/AAA*/AAA@	500,000	528,025

					4,826,972

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.80% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.000	01/15/2017	Aa3/AA*	750,000	765,705
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,049,680
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	151,652
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,562
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,718

					2,039,317
LEASE REVENUE BONDS
3.41% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	764,175
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,065,590

					1,829,765
GENERAL OBLIGATION BONDS
1.97% of Net Assets
Cary NC General Obligation	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,058,660

					1,058,660
PUBLIC FACILITIES REVENUE BONDS
1.37% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	732,235

					732,235
MUNICIPAL UTILITY REVENUE BONDS
1.04% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	559,588

					559,588
ESCROWED TO MATURITY BONDS
.65% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	349,785

					349,785
STATE AND LOCAL MORTGAGE REVENUE BONDS
.46% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa2/AA*	30,000	30,005
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	30,000	31,445
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	45,000	45,602
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	45,000	45,850
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,033

					247,934

Total Investments (cost $51,029,139) (See (a) below for further explanation) 97.75% of Net Assets					$52,433,190

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,464,733
Unrealized depreciation	(60,682)

Net unrealized appreciation	$1,404,051

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
65.67% of Net Assets
Catawba County Certificate of Participation Public School	5.250	06/01/2016	Aaa/NR*/AAA@	$125,000	$135,703
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aaa/AAA*/AAA@	200,000	217,264
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	102,710
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,062,870
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*	250,000	254,093
Greenville NC Certificate of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	102,085
Harnett County NC Certificate of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	250,042
Harnett County NC Certificate of Participation	4.250	12/01/2011	Aaa/AAA*/AAA@	150,000	154,019
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	Aaa/AAA*/AAA@	635,000	681,609
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	Aaa/AAA*/AAA@	425,000	458,346
Johnston County NC Certificate of Participation Judicial Annex	5.200	09/01/2007	Aaa/AAA*/AAA@	100,000	100,790
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	203,098
Lee County NC Certificate of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	229,912
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	Aaa/AAA*/AAA@	385,000	414,945
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	101,374
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,195,568
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	99,010
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BAA2/A*	120,000	124,720
NC Municipal Power Agency Number 1 Catawba Electric Revenue	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	212,028
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*/AAA@	50,000	51,412
NC Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	AA*	40,000	40,020
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	75,658
NC Medical Community Hospital Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	358,586
NC Medical Care Community Hospital Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	459,909
Pitt County NC Certificate of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	103,188
Randolph County NC Certificate of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	147,877
University NC System Pool Revenue	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	175,542
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	260,765

					7,773,139
CERTIFICATES OF PARTICIPATION BONDS
10.59% of Net Assets
Cabarrus County NC Certificate of Participation	4.250	04/01/2007	Aa3/AA-*/AA-@	55,000	55,001
Cabarrus County NC Certificate of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	101,530
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	264,768
Charlotte NC Certificate of Participation - Series D	5.750	06/01/2007	Aa1/AA+*	100,000	100,372
Charlotte NC Certificate of Participation - Series D	5.750	06/01/2008	Aa1/AA+*	100,000	102,654
Durham County NC Certificate of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	214,975
Durham NC Certificate Of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	310,899
Forsyth County NC Certificate of Participation	5.000	10/01/2009	Aa1/AA+*/AA+@	100,000	103,321

					1,253,520
LEASE REVENUE BONDS
5.94% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	76,894
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	525,465
Winston-Salem NC Certificate of Participation	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	100,803

					703,162
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.75% of Net Assets
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	200,710
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA*/AA@	200,000	200,288
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	279,549

					680,547
GENERAL OBLIGATION BONDS
4.89% of Net Assets
Forsyth County NC Public Improvement General Obligation	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	255,200
NC State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	153,705
NC State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	51,190
NC Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	118,634

					578,729
PREREFUNDED BONDS
2.89% of Net Assets
NC State General Obligation	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	102,216
Piedmont Triad NC Airport Authority Revenue	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	209,000
University NC System Pool Revenue	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	30,920

					342,136

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.72% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	203,886
					203,886

Total Investments (cost $11,476,670) (See (a) below for further explanation) 97.45% of Net Assets					$11,535,118

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$58,952
Unrealized depreciation	(504)

Net unrealized depreciation	$58,448

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
53.99% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	Aaa	$1,050,000	$1,139,901
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aaa	1,500,000	1,616,295
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aaa	750,000	780,233
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aaa	1,250,000	1,328,213
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa/AAA@	200,000	204,082
Cleveland TN General Obligation - Series A	5.000	06/01/2027	Aaa	680,000	721,541
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,059,610
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,314,411
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,064,230
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,036,700
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	539,416
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AAA*	740,000	789,809
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,485,816
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	207,768
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,159,370
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	721,097
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	455,000	480,826
Knox County TN Health Educational & Housing Facilities Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,344,745
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,216
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	450,000	469,602
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	220,000	225,469
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,544,340
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,595,121
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,184,017
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,121,558
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,061,240
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,060,560
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	992,310
Metro Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,021,560
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,015,370
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,059,770
Montgomery County TN	4.750	05/01/2016	Aaa/AAA@	1,850,000	1,976,577
Montgomery County TN	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,057,120
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	262,349
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,080,170
Robertson County TN	4.500	06/01/2015	Aaa/AAA@	300,000	311,937
Robertson County TN General Obligation	5.000	04/01/2018	Aaa/AAA@	760,000	815,374
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,521,114
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	550,000	563,893
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	707,443
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	510,710
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AAA@	720,000	778,262
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,048,580
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,611,425
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	1,008,840
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	705,000	728,293
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,482,592
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,532,462
Washington County TN General Obligation School and Public Improvements	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,213,386
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aaa	1,250,000	1,293,788
White House Utility District TN	5.000	01/01/2028	Aaa	1,235,000	1,315,349
White House Utility District TN	5.000	01/01/2030	Aaa/AAA@	2,505,000	2,663,842
Wilson County TN Referendum	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,072,550

					54,912,251
GENERAL OBLIGATION BONDS
15.58% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,046,190
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	834,990
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,576,075
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,351,350
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	1,500,000	1,578,540
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,094,720
Metro Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,608,570
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	512,850
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	695,271

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value	Market Value
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	796,920
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,494,864
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,491,868
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	758,850

					15,841,057
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.12% of Net Assets
Knox County TN Health - Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*/AAA@	2,175,000	2,360,593
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,043,570
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,535,925
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,681,065
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	3,500,000	3,685,150

					11,306,303
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.31% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,026,360
Jackson TN Hospital Revenue	5.000	04/01/2028	Aaa/AAA*/AAA@	1,550,000	1,598,221
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	2,000,000	2,059,340
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	550,000	584,953
Metro Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*	2,030,000	2,096,503
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	70,861

					7,436,237
STATE AND LOCAL MORTGAGE REVENUE
4.04% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	202,554
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	420,000	429,736
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	295,000	305,880
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	3,040,000	3,169,778

					4,107,947
MUNICIPAL UTILITY REVENUE BONDS
3.02% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/AAA@	1,000,000	1,020,340
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	725,718
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,138,512
Metro Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,089

					3,069,659
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.69% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,715,555

					1,715,555
ESCROWED TO MATURITY BONDS
1.22% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,413
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,029,630
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	200,000	202,072

					1,237,115
LEASE REVENUE BONDS
0.26% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	263,043

					263,043
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.18% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	22,288
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	26,574
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	27,167
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	109,828

					185,856.75
Total Investments (cost $98,504,256) (See (a) below for further explanation) 98.41% of Net Assets					$100,075,024

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,841,580
Unrealized depreciation	(270,811)

Net unrealized appreciation	$1,570,769

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

March 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
74.31% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$749,706
Dickson County TN Refunding	5.000	06/01/2015	Aaa/AAA@	140,000	149,234
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	318,890
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	127,376
Johnson City TN Refunding	4.000	06/01/2015	Aaa	400,000	404,152
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	305,736
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	278,092
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,000,000	1,077,000
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	545,550
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	153,717
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	484,047
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,281,144
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	251,868
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	202,408
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	254,760
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*/AAA@	100,000	101,290
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	102,284
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*/AA@	335,000	347,060
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	509,530
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	150,000	154,433
TN Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*/AAA@	210,000	211,344
TN Energy Acquisition Corporation Gas Revenue	4.500	09/01/2008	Aaa/AAA*/AAA@	295,000	298,838

					8,308,459
GENERAL OBLIGATION BONDS
11.51% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	529,630
Hamilton County TN General Obligation	4.550	08/01/2009	Aa1/AA+@	100,000	101,325
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	91,528
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	257,388
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	203,030
Shelby County TN Public Improvement General Obligation	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	103,875

					1,286,776
PREREFUNDED BONDS
3.69% of Net Assets
Metro Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	311,733
TN State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA-*	100,000	101,327

					413,060
LEASE REVENUE BONDS
2.30% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	257,155

					257,155
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.27% of Net Assets
Metro Government Of Nashville & Davidson County Vandebilt	5.750	01/01/2008	Aa2/AA*	250,000	253,960

					253,960
MUNICIPAL UTILITY REVENUE BONDS
1.56% of Net Assets
Knoxville TN Gas Revenue System	4.750	03/01/2010	Aa3/AA*	170,000	174,702

					174,702
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.06% of Net Assets
^Shelby County TN Multi-Family Housing Memphis	5.000	01/01/2009	NR	240,000	118,661

					118,661
HOSPITAL AND HEALTHCARE REVENUE BONDS
.91% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,082

					102,082

Total Investments (cost $10,999,621) (See (a) below for further explanation) - 97.61% of Net Assets					$10,914,855

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value (see note 1) At March 31, 2007, fair valued securities represent 1.06% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$39,635
Unrealized depreciation	(124,401)

Net unrealized depreciation	$(84,766)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

March 31, 2007

Bond Description	Coupon %	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
39.42% of Net Assets
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA	500,000	562,995
Federal Home Loan Banks Medium Term Note	5.625	02/12/2018	Aaa/AAA	1,500,000	1,480,370
Federal Home Loan Banks Medium Term Note	5.620	08/06/2018	AAA/Aaa	3,000,000	2,955,861
Federal Home Loan Banks Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	984,970
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*/AAA@	3,025,000	3,022,000

					9,006,196
FEDERAL FARM CREDIT
21.96% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA	2,050,000	2,092,978
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	996,988
Federal Farm Credit Bank	5.875	08/16/2021	AAA*/AAA@	1,900,000	1,926,365

					5,016,332
FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.66% of Net Assets
Federal National Mortgage Association	5.300	08/15/2013	AAA/Aaa	2,000,000	1,991,140
Federal National Mortgage Association	5.500	12/09/2014	Aaa/AAA	1,000,000	991,871
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA	1,000,000	982,785
Federal National Mortgage Association	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	983,505

					4,949,301
FEDERAL HOME LOAN MORTGAGE
8.51% of Net Assets
Federal Home Loan Mortgage Corporation	5.125	06/08/2015	Aaa/AAA*/AAA@	$1,500,000	$1,464,183
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA	500,000	479,267

					1,943,449
4.88% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	Aaa/AAA	1,000,000	1,114,249

					1,114,249
CASH EQUIVALENTS
2.53% of Net Assets
US Bank U.S. Treasury Money Market Fund				578,385	578,385

Total Investments (cost $21,938,205) (See (a) below for further explanation) 98.96% of Net Assets					$22,607,912

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$236,369
Unrealized depreciation	(145,048)

Net unrealized depreciation	$91,321

Item 2.	Controls and Procedures.

On April 19, 2007 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on April 19, 2007 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	4/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr., President
Date:	4/23/2007

By:	/s/ Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date:	4/23/2007